INCOME TAXES Schedule of reconciliation of income taxes calculated at the statutory rate to the actual income tax position (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	26.99%	26.01%	26.01%
Reconciliation of income taxes calculated at the statutory rate to the actual income tax provision
Income tax expense (recovery) at Canadian statutory income tax rates of 26.99% (2017 - 26.01%; 2017 - 26.01%)	$ (6,330)	$ 1,979	$ 5,183
Increase (decrease) in income taxes for:
Permanent and other differences	2,173	(1,452)	(2,192)
Change in statutory/foreign tax rates and foreign exchange rates	4,238	1,049	11,581
Change in valuation allowance	1,041	1,571	(11,403)
Stock-based compensation expense	1,973	1,633	1,039
Adjustment to prior years	(2,179)	(1,581)	163
Total	$ 916	$ 3,199	$ 4,371